Capital (Tables)	6 Months Ended
Jun. 30, 2018
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Details of Share Repurchases

Details of share repurchases were as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Share repurchases (millions of U.S. dollars)	359	294	359	578
Shares repurchased (number in millions)	9.1	6.7	9.1	13.5
Share repurchases—average price per share in U.S. dollars	$39.54	$43.73	$39.54	$42.70

Summary of dividend declared and paid

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Dividends declared per common share	$0.345	$0.345	$0.69	$0.69

Dividends declared	245	249	490	500
Dividends reinvested	(6)	(8)	(15)	(17)
Dividends paid	239	241	475	483